Prepayments, Other Receivables and Other Assets - Schedule of Allowance for ECLs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Prepayments Other Receivables And Other Assets [Line Items]
Impairment losses, net	¥ (20,653)		¥ (35,240)	¥ (3,088)
Prepayments Other Receivables and Other Assets
Prepayments Other Receivables And Other Assets [Line Items]
At the beginning of the year	0		(806)
Impairment losses, net	0	[1]	(257)
Amount written off as uncollectible	0		1,063
At the end of the year	¥ 0	[1]	¥ 0	¥ (806)

[1]	Less than RMB 1,000